CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) - CNY (¥)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Change in cumulative foreign currency translation adjustment, tax portion	¥ 0	¥ 0	¥ 0
Number of Class A common shares per ADS	2	2